Description Of Business, Basis Of Presentation, And Changes In Significant Accounting Policies Accounting Standard Adoption (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Assets	$ 6,321	$ 7,105
Long-term debt	66,234	66,380
Interest-bearing deposit liabilities	66,389	58,139
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Assets	(190)	(197)
Long-term debt	(168)	(178)
Interest-bearing deposit liabilities	$ (22)	$ (19)